MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of initial application of standards or interpretations [abstract]
SCHEDULE OF JOINT ARRANGEMENTS

These consolidated financial statements incorporate the accounts of the Company and the following subsidiaries:

Name of entity	Country of incorporation	Percentage ownership	Principal activity
Santacruz Silver Mining Ltd.	Canada	100%	Holding company and head office function
Carrizal Holdings Ltd.	Canada	100%	Holding company
Compañía Minera Zilar Mendi SA de C.V. (1)	Mexico	100%	Mine operations
PCG Mining, S.A. de C.V.	Mexico	100%	Holding company
Laikra Limited	Bermuda	100%	Holding company
Apamera Limited	Bermuda	100%	Holding company
Lewron Metals Ltd.	Bermuda	100%	Holding company
Kempsey S.A.	Panama	100%	Holding company
Shattuck Trading Co. Inc.	Panama	100%	Holding company
Iris Mines and Metals S.A.	Panama	100%	Holding company
Sociedad Minera Illapa S.A. (2)	Bolivia	100%	Mine operations
Sinchi Wayra S.A.	Bolivia	100%	Mine operations
Sociedad Minero Metalurgico Reserva Ltda.	Bolivia	100%	Mine operations
Empresa Minera San Lucas S.A.	Bolivia	100%	Ore trading house
Compañia Minera Concepción S.A.	Bolivia	100%	Ore trading house
Compañia Minera Colquiri S.A.	Bolivia	100%	Inactive
Complejo Metalurgico Vinto S.A.	Bolivia	100%	Inactive

(1)	On November 10, 2025, Carrizal Mining S.A de C.V changed its name to Compañía Minera Zilar Mendi SA de C.V.
(2)	Sociedad Minera Illapa S.A. is the operator of the Illapa Joint Operation which includes the Bolivar and Porco mines.

SCHEDULE OF JOINT ARRANGEMENTS

Joint Arrangements	Location	Ownership Interest	Classification and accounting method	Mining properties and projects owned
Illapa Joint Operation	Bolivia	45%	Joint operation, Record 45% Santacruz share	Bolivar and Porco mines